CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Trade sales, services and fees, net	$ 2,693				$ 2,635					$ 10,847	$ 10,964	$ 11,041
Related party sales	62				67					232	223	180
Total revenues	2,755	2,705	2,842	2,830	2,702	2,619	2,741	2,914	2,913	11,079	11,187	11,221
Cost of goods sold	2,300				2,349					9,309	9,146	9,363
Gross profit	455	450	511	456	353	413	542	532	554	1,770	2,041	1,858
Operating expenses:
Selling, general and administrative	227				224					936	934	916
Research and development	36				36					140	152	166
Other operating income	(4)				(7)					10	(6)	(20)
Restructuring, impairment and plant closing costs	39	41	37	29	44	40	47	5		151	92	167
Total expenses	298				297					1,237	1,172	1,229
Operating income	157				56		31			533	869	629
Interest expense, net	(51)				(54)					(203)	(238)	(262)
Equity in income of investment in unconsolidated affiliates	2				1					8	7	8
Loss on early extinguishment of debt					(35)					(51)	(80)	(7)
Other income	1									2	1	2
Income from continuing operations before income taxes	109				(32)					289	559	370
Income tax (expense) benefit	(37)				18					(137)	(179)	(113)
Income from continuing operations	72	34	76	56	(14)	(44)	121	133	170	152	380	257
Loss from discontinued operations, net of tax	(7)				(2)					(5)	(7)	(1)
Net income	65	33	74	56	(16)	(43)	121	131	166	147	375	260
Net income attributable to noncontrolling interests	(8)				(7)					(21)	(10)	(7)
Net income attributable to Huntsman International LLC	$ 57	$ 32	$ 68	$ 49	$ (23)	$ (45)	$ 117	$ 127	$ 166	$ 126	$ 365	$ 253